Basis of preparation and significant accounting policies	6 Months Ended
Jun. 30, 2021
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Basis of preparation and significant accounting policies
2.5.2 Basis of preparation and significant accounting policies
The condensed consolidated interim financial statements of the Group for the six months ended June 30, 2021 (the “interim period”) include Celyad Oncology SA and its subsidiaries. The significant accounting policies used for preparing the condensed consolidated interim financial statements are explained below.
2.5.2.1 Basis of preparation of Half Year Report
The condensed consolidated interim financial statements have been prepared in accordance with the IFRS as issued by the IASB and in accordance with the IFRS as issued by the IASB and with IAS 34, Interim Financial Reporting, and same accounting policies used to prepare the most recent annual financial statements. They do not include all disclosures that would otherwise be required in a complete set of financial statements and should be read in conjunction with the annual financial statements for the year ended December 31, 2020
The preparation of the Company’s condensed consolidated interim financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the disclosure of contingent liabilities, at the end of the interim period. However, uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of the asset or liability affected in future periods. The principal risks during the interim period have not materially changed from those mentioned in the 2020 Annual Report and subsequent reports and filings made with the SEC, each of which are available on the Company’s website (
http://www.celyad.com/investors/regulated-information
).
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As previously disclosed in note 5.36 of the 2020 Annual Report, Horizon Discovery/Perkin Elmer, Inc. (Horizon/PKI) informed the Company they believe the Company was in material breach of these agreements as a result of certain disclosures the Company has made in connection with its obligations as a publicly traded company in the United States and Belgium, although they have not formally delivered to the Company a notice of material breach or termination. The Company believes any such assertion of material breach would be without merit and the Company would expect to vigorously defend any such notice of material breach. Any dispute under these agreements would be subject to arbitration in The Hague under the International Chamber of Commerce Rules. The Company is currently in discussions with Horizon about possible amendments to these agreements in connection with which the Company would retain freedom to operate under the in-licensed
patents.

All statements and information relate to the interim period unless otherwise stated.
The condensed consolidated interim financial statements are presented in thousands of Euros and all values are rounded to the nearest thousand (€’000) except when otherwise indicated. Amounts have been rounded off to the nearest thousand and in certain cases, this may result in minor discrepancies in the totals and sub-totals
disclosed in the financial tables.
COVID-19
update
On March 11, 2020, the World Health Organization declared the novel strain of coronavirus
(COVID-19)
a global pandemic and recommended containment and mitigation measures worldwide. As of this report, Belgium and United States, where the Group operates, continues to be impacted by the pandemic. The length or severity of this pandemic cannot be predicted, but the Company anticipates that there may be an additional impact from a prolonged
COVID-19
environment on the planned development activities of the Company.
To date,
COVID-19
has had no impact on the Company’s condensed consolidated interim financial statements and corporate cash flow, and the Company expects that its existing cash and cash equivalents combined with the remaining access to the equity purchase agreement concluded with Lincoln Park Capital Fund, at June 30, 2021, should be sufficient to fund operating and capital expenditure requirements, based on the current scope of activities, into the end of the third quarter of 2022. With regards to the Company’s clinical programs,
CYAD-02,
CYAD-101
and
CYAD-211
were slightly impacted by the coronavirus pandemic throughout 2020. Enrollment in the respective trials for these Product Candidates is ongoing without any major disruption, partially due to the staggered enrollment associated with the dose-escalation trials for
CYAD-02
and
CYAD-211,
respectively, and the expansion segment of the of the
CYAD-101
trial which began in late 2020. However, certain clinical sites and institutions have not been able to receive visits from the Company or its representatives, which has delayed the Company’s data monitoring activities.
The long-term impact of
COVID-19
on the Company’s operations will depend on future developments, which are highly uncertain and cannot be predicted, including a potential new wave of the pandemic, new information which may emerge concerning the severity of the coronavirus and the actions to contain the coronavirus or treat its impact, among other things, but potential prolonged closures or other business disruptions may negatively affect its operations and the operations of its agents, contractors, consultants or collaborators, which could have a material adverse impact its business, results of operations and financial condition.
2.5.2.2 New standards, interpretations, and amendments
The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period.
None of the new standards, interpretations and amendments, which are effective for periods beginning after January 1, 2021 which have been issued by the IASB and the IFRIC have a material effect on the Group’s financial statements. None of the new standards, interpretations and amendments, which will be effective for periods beginning after January 1, 2022 and are not yet effective as of June 30, 2021 and/or not yet adopted as of June 30, 2021, are expected to have a material effect on the Group’s future financial statements.
2.5.2.3 Critical accounting estimates and judgements
The preparation of condensed consolidated interim financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that may significantly affect the reported amounts of revenues, expenses, assets and liabilities, and the disclosure of contingent liabilities, at the end of the reporting period.

Of note, the Company has filed patent applications which, if issued, would cover other aspects of the product candidates described above as well as products developed by third parties that deploy similar technology and targets. These patent applications encompass the downregulation of one or more of the targets covered under the Horizon/PKI agreements, the use of shRNA to downregulate such targets in immune cells and the combination of shRNAs with a chimeric antigen receptor in immune cells. The Company is also developing a second-generation shRNA platform that does not incorporate any of the Horizon/PKI.
The lead allogeneic CAR T product candidate of the Company,
CYAD-101,
does not incorporate any of the Horizon/PKI technology.

Refer to the disclosure note 5.4 from the Group’s 2020
year-end
consolidated financial statements for further details about the main critical accounting estimates and judgements.